Investment (Tables)	12 Months Ended
Mar. 31, 2023
Investment in Equity Investee [Abstract]
Schedule of Investment	Investments, consists of the following:
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Investment	96	457	5.6
Total	96	457	5.6